UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23097

 NAME OF REGISTRANT:                     Cohen & Steers Low Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Cohen & Steers Low Duration Preferred and Income Fund, Inc.
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 ELECTRICITE DE FRANCE SA                                                                    Agenda Number:  714475957
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3R92TAK0
    Meeting Type:  BOND
    Meeting Date:  21-Jul-2021
          Ticker:
            ISIN:  FR0011401728
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   THE FOLLOWING APPLIES TO SHAREHOLDERS THAT                Non-Voting
       DO NOT HOLD SHARES DIRECTLY WITH A FRENCH
       CUSTODIAN: PROXY CARDS: VOTING INSTRUCTIONS
       WILL BE FORWARDED TO THE GLOBAL CUSTODIANS
       ON THE VOTE DEADLINE DATE. IN CAPACITY AS
       REGISTERED INTERMEDIARY, THE GLOBAL
       CUSTODIANS WILL SIGN THE PROXY CARDS AND
       FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU
       REQUEST MORE INFORMATION, PLEASE CONTACT
       YOUR CLIENT REPRESENTATIVE.

CMMT   FOLLOWING CHANGES IN THE FORMAT OF PROXY                  Non-Voting
       CARDS FOR FRENCH MEETINGS, ABSTAIN IS NOW A
       VALID VOTING OPTION. FOR ANY ADDITIONAL
       ITEMS RAISED AT THE MEETING THE VOTING
       OPTION WILL DEFAULT TO 'AGAINST', OR FOR
       POSITIONS WHERE THE PROXY CARD IS NOT
       COMPLETED BY BROADRIDGE, TO THE PREFERENCE
       OF YOUR CUSTODIAN.

CMMT   PLEASE NOTE THAT SHAREHOLDER DETAILS ARE                  Non-Voting
       REQUIRED TO VOTE AT THIS MEETING. IF NO
       SHAREHOLDER DETAILS ARE PROVIDED, YOUR
       INSTRUCTION MAY CARRY A HEIGHTENED RISK OF
       BEING REJECTED. THANK YOU

CMMT   PLEASE NOTE THAT DUE TO THE CURRENT COVID19               Non-Voting
       CRISIS AND IN ACCORDANCE WITH THE
       PROVISIONS ADOPTED BY THE FRENCH GOVERNMENT
       UNDER LAW NO. 2020-1379 OF NOVEMBER 14,
       2020, EXTENDED AND MODIFIED BY LAW NO
       2020-1614 OF DECEMBER 18, 2020 THE GENERAL
       MEETING WILL TAKE PLACE BEHIND CLOSED DOORS
       WITHOUT THE PHYSICAL PRESENCE OF THE
       SHAREHOLDERS. TO COMPLY WITH THESE LAWS,
       PLEASE DO NOT SUBMIT ANY REQUESTS TO ATTEND
       THE MEETING IN PERSON. SHOULD THIS
       SITUATION CHANGE, THE COMPANY ENCOURAGES
       ALL SHAREHOLDERS TO REGULARLY CONSULT THE
       COMPANY WEBSITE

1      MODIFICATIONS TO THE TERMS OF THE 2013 GBP                Mgmt          For                            For
       NOTES



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Low Duration Preferred and Income Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/18/2022